17. FINANCIAL INSTRUMENTS (Details 3) - CLP ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Contractual Values
Fair Value	$ 26,988,319	$ 9,270,214
Year 2018	202,128,617	189,529,591
Year 2019	91,959,668	88,500,685
Year 2020	50,800,120	82,358,639
Subsequent	140,075,729	302,025,886
Total	484,964,135	662,414,800
Non-hedge derivatives
Contractual Values
Fair Value	(48,103)	(2,056,305)
Year 2018	3,545,025	30,846,010
Year 2019	0	0
Year 2020	0	0
Subsequent	0	30,846,010
Total	3,545,025	61,692,020
Exchange rate hedges
Contractual Values
Fair Value	27,036,422	11,326,519
Year 2018	198,583,592	158,683,581
Year 2019	91,959,668	88,500,685
Year 2020	50,800,120	82,358,639
Subsequent	140,075,729	271,179,876
Total	481,419,110	600,722,781
Cash flows hedges | Swap
Contractual Values
Fair Value	6,211,554	6,423,337
Year 2018	21,235,992	12,293,988
Year 2019	22,485,899	20,017,058
Year 2020	10,300,122	21,738,624
Subsequent	38,086,768	8,499,243
Total	92,108,781	62,548,913
Cash flows hedges | Forward
Contractual Values
Fair Value	16,827,058	10,554,585
Year 2018	63,138,503	15,477,400
Year 2019	58,085,036	62,935,574
Year 2020	40,499,998	48,217,551
Subsequent	95,585,374	137,454,505
Total	257,308,912	264,085,030
Net investment hedges | Swap
Contractual Values
Fair Value	1,421,003	(5,499,114)
Year 2018	5,094,576	5,686,064
Year 2019	11,388,733	5,548,053
Year 2020	0	12,402,464
Subsequent	6,403,587	0
Total	22,886,896	23,636,581
Net investment hedges | Forward
Contractual Values
Fair Value	919,468	(171,682)
Year 2018	33,969,214	37,852,825
Year 2019	0	0
Year 2020	0	0
Subsequent	0	37,852,825
Total	33,969,214	75,705,650
Fair value hedges | Forward
Contractual Values
Fair Value	1,657,339	19,393
Year 2018	75,145,307	87,373,303
Year 2019	0	0
Year 2020	0	0
Subsequent	0	87,373,303
Total	$ 75,145,307	$ 174,746,606